Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases	Leases
The Group as lessee
The Group leases branches under lease contracts. Leases are typically for a term of 5 years, with the option to renew after that date. Payments for leases are increased annually to reflect the market conditions.
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2025 and 2024:

	Leases in U.S. dollars	Leases in local currency	Total as of December 31, 2025	Total as of December 31, 2024
Up to 1 year	2,878,760	497,134	3,375,894	1,482,335
From 1 to 5 years	26,590,697	6,557,864	33,148,561	28,848,350
More than 5 years	14,973,281	—	14,973,281	12,289,277
TOTAL			51,497,736	42,619,962
The interest on liabilities from finance lease as of December 31, 2025 and 2024, amounts to 5,009,579 and 5,394,272, respectively. The exchange rate loss difference recognized in profit or loss as of December 31, 2025 and 2024, amounts to 13,144,431 and 9,683,558, respectively.